SUPPLEMENTARY DATA - Summary of Supplemental Cash Flow (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplemental information:
Cash paid for interest	$ 353,932	$ 242,972	$ 190,333
Cash payments for income taxes	73,654	42,084	32,468
Non-cash investing and financing activities:
Capital expenditures included in accounts payable and accrued liabilities	57,472	31,922	10,609
Contingent consideration provided in connection with acquisitions	7,637	1,500	4,245
Establishment and acquisition of non-controlling interests	6,331	414,985	3,087,301
Investment in affiliates retained from a business divestiture	0	202,220	0
Deferred consideration in connection with acquisitions	6,567	31,770	0
Non-cash contributions from non-controlling interests	9,000	0	0
Acquisition of WWE, net of deferred consideration	8,111,055	0	0
Establishment of liabilities under tax receivable agreement	69,465	4,639	32,081
Deferred tax asset	56,443	5,458	0
Common Class A [Member]
Non-cash investing and financing activities:
Issuance of Class A common stock due to an acquisition	781	70,254	0
Redeemable Stock [Member] | Noncontrolling Interest [Member]
Non-cash investing and financing activities:
Accretion of redeemable non-controlling interests	$ (6,465)	$ 83,225	$ 36,243